Organization and Principles of Consolidation - Additional Information (Details)								12 Months Ended
	Aug. 21, 2015	Jul. 31, 2015	Jul. 01, 2015	Apr. 01, 2015	Oct. 01, 2014	Aug. 29, 2014	Sep. 25, 2012 shares	Dec. 31, 2016 state segment	Apr. 06, 2017 location	Apr. 06, 2017 store	Mar. 31, 2016	Jan. 01, 2016
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Units sold in public offering (in shares) | shares							10,925,000
Percentage of non economic general partner interest and incentive distribution rights						100.00%
Percentage of membership interest acquired	100.00%		100.00%
Number of operating segments | segment								2
Number of stores | store										1,112
Mid Atlantic Convenience Stores Limited Liability Company [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of membership interest acquired					100.00%
Susser [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of membership interest acquired		100.00%
Percentage of membership interest acquired		100.00%
Sunoco LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of membership interest acquired				50.10%							49.90%
Percentage of membership interest acquired				31.58%
Noncontrolling interest, ownership percentage											68.42%
Sunoco Retail LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of membership interest acquired											100.00%	100.00%
Minimum [Member] | Sunoco LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of states in which entity operates								26
Motor Fuels [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of states in which entity operates								30
Convenience and Retail Stores [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of states in which entity operates								20
TEXAS
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of stores									19	208